RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTY TRANSACTIONS
Salaries and short-term benefits	$ 8.0	$ 10.2	$ 9.9
Share-based compensation	1.3	4.1	5.4
Other long-term benefits	0.9	1.3	1.2
Total compensation	10.2	15.6	16.5
Purchases and rent charges included in purchase of goods and services	12.6	7.0	0.0
Sales to an affiliated corporation	3.7	3.8	2.8
Amount received included as reduction in employee costs	2.4	2.4	2.4
Management fees	2.2	2.2	2.5
Non-capital losses	38.7	59.0	54.2
Cash consideration	$ 10.0	$ 14.9	$ 13.9
Percentage of interest on advance from related party	1.00%